LONG-TERM LOANS (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of future principal payments related to Credit Facility
Year ending December 31,

2025	1,500
2026	4,125
2027	53,625
$59,250

Schedule of other loan activities
			June 30,	December 31,
	Interest rate	Maturity	2025	2024

Other loan	14%	2026	$2,000	$2,000